UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2008

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             NOTTINGHAM ADVISORS INC.
ADDRESS:          500 ESSJAY RD. SUITE 220
                  WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER                    WILLIAMSVILLE, NY
------------------                  -----------------           ------------
[Signature]                            [City, State]               [Date]

Report Type       (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:              $178698
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]



                                                       NOTTINGHAM ADVISORS
                                    FORM 13F
                                                       SEPTEMBER 30, 2008
                                                                                                                  VOTING AUTHORITY
                                 TITLE OF                       VALUE    SHARES/    SH/  PUT/ INVSTMT   OTHER
NAME OF ISSUER                     CLASS             CUSIP     (X$1000) PRN AMT     PRN  CALL DSCRETN   MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abiomed Inc.                        COM             003654100     2005     112950    SH        Sole               112950
America Movil ADR                   COM             02364W105     1679     36219     SH        Sole               36219
American Express Co.                COM             025816109     1473     41586     SH        Sole               41586
AngioDynamics Inc.                  COM             03475V101     1275     80676     SH        Sole               80676
Apple Computer                      COM             037833100     1739     15301     SH        Sole               15301
Bank of America Corp.               COM             060505104     669      19100     SH        Sole               19100
Bed Bath & Beyond Inc.              COM             075896100     358      11412     SH        Sole               11412
Berkshire Hathaway Inc. Cl B        COM             084670207     290      66        SH        Sole               66
Biosensors International Group      COM             G11325100     40       128000    SH        Sole               128000
Boston Scientific Corp.             COM             101137107     515      41954     SH        Sole               41954
Cameco Corp.                        COM             13321L108     1349     60468     SH        Sole               60468
Cardionet, Inc.                     COM             14159L103     1252     50147     SH        Sole               50147
Chevron Corp.                       COM             166764100     239      2901      SH        Sole               2901
Cisco Systems Inc.                  COM             17275R102     2175     96415     SH        Sole               96415
Citigroup Inc.                      COM             172967101     1906     92924     SH        Sole               92924
Conocophillips                      COM             20825C104     1975     26964     SH        Sole               26964
Exxon Mobil Corp.                   COM             30231G102     1421     18304     SH        Sole               18304
General Electric Co.                COM             369604103     2864     112321    SH        Sole               112321
ICICI Bank Ltd.                     COM             45104G104     922      39197     SH        Sole               39197
ICO Therapeutics Inc.               COM             45107J105     15       33682     SH        Sole               33682
Johnson & Johnson                   COM             478160104     489      7052      SH        Sole               7052
Joy Global Inc.                     COM             481165108     1294     28668     SH        Sole               28668
M&T Bank Corp.                      COM             55261F104     2418     27094     SH        Sole               27094
Marriott Intl. Inc.                 COM             571903202     920      35246     SH        Sole               35246
Medtronic Inc.                      COM             585055106     480      9582      SH        Sole               9582
Microsoft Inc.                      COM             594918104     632      23662     SH        Sole               23662
Minrad International Inc.           COM             60443P103     25       22875     SH        Sole               22875
NMT Medical Inc.                    COM             629294109     594      190445    SH        Sole               190445
Procter & Gamble                    COM             742718109     320      4594      SH        Sole               4594
Synergetics USA Inc.                COM             87160G107     189      94271     SH        Sole               94271
Texas Instruments Inc.              COM             882508104     282      13130     SH        Sole               13130
Trans1 Inc.                         COM             89385X105     2764     279475    SH        Sole               279475
United Technologies Corp.           COM             913017109     2305     38383     SH        Sole               38383
Urologix Inc.                       COM             917273104     206      170005    SH        Sole               170005
Valero Energy Corp.                 COM             91913Y100     1408     46471     SH        Sole               46471
Walgreen Co.                        COM             931422109     209      6735      SH        Sole               6735
Waste Management Inc.               COM             94106L109     1645     52228     SH        Sole               52228
Wellpoint Inc.                      COM             94973V107     1441     30820     SH        Sole               30820
Consumer Discretionary Select                       81369Y407     4972     178225    SH        Sole               178225
Diamonds Trust Series I                             252787106     207      1910      SH        Sole               1910
Financial Select Sector SPDR                        81369Y605     3928     197480    SH        Sole               197480
PowerShares FTSE RAFI U.S. 100                      73935X583     11495    253304    SH        Sole               253304
PowerShares QQQ Nasdaq 100                          73935A104     315      8092      SH        Sole               8092
Powershares FTSE RAFI U.S. 150                      73935X567     720      16340     SH        Sole               16340
Powershares Global Water Portf                      73935X575     3377     183558    SH        Sole               183558
Powershares High Yield Eq Dvd                       73935X302     112      10175     SH        Sole               10175
S & P 500 Dep Receipt                               78462F103     248      2134      SH        Sole               2134
S & P Mid-Cap 400 Dep Rcpts                         595635103     12000    91047     SH        Sole               91047
SPDR FTSE/Macquarie Global Inf                      78463X855     4691     98354     SH        Sole               98354
Technology Select Sector SPDR                       81369Y803     5862     295322    SH        Sole               295322
Utilities Select Sector SPDR                        81369Y886     254      7650      SH        Sole               7650
Vanguard Emerging Markets ETF                       922042858     2668     76963     SH        Sole               76963
Vanguard Mid-Cap VIPERS ETF                         922908629     1958     32986     SH        Sole               32986
WisdomTree Int'l LargeCap Divi                      97717W794     7421     147179    SH        Sole               147179
WisdomTree Int'l MidCap Divide                      97717W778     400      8225      SH        Sole               8225
WisdomTree International Top 1                      97717W786     400      7870      SH        Sole               7870
iShares DJ Select Dividend Ind                      464287168     238      4479      SH        Sole               4479
iShares DJ US Healthcare Provi                      464288828     395      8805      SH        Sole               8805
iShares MSCI Canada Index                           464286509     3446     130826    SH        Sole               130826
iShares MSCI EAFE Index                             464287465     16616    295133    SH        Sole               295133
iShares MSCI Emerging Markets                       464287234     4315     126275    SH        Sole               126275
iShares Russell 1000 Growth In                      464287614     16197    333607    SH        Sole               333607
iShares Russell 1000 Value Ind                      464287598     9004     140928    SH        Sole               140928
iShares Russell 2000 Growth In                      464287648     494      6988      SH        Sole               6988
iShares Russell 2000 Value Ind                      464287630     527      7842      SH        Sole               7842
iShares Russell Midcap Growth                       464287481     723      16677     SH        Sole               16677
iShares Russell Midcap Value I                      464287473     778      19835     SH        Sole               19835
iShares S&P 500 Barra Growth I                      464287309     381      6709      SH        Sole               6709
iShares S&P 500 Value Index Fd                      464287408     2484     41497     SH        Sole               41497
iShares S&P Global Healthcare                       464287325     4177     82804     SH        Sole               82804
iShares S&P Global Infrastruct                      464288372     283      7755      SH        Sole               7755
iShares S&P Midcap 400 Index                        464287507     236      3265      SH        Sole               3265
iShares S&P Small Cap 600 Inde                      464287804     10735    180383    SH        Sole               180383
AT & T                                              00206R102     217      7778      SH        Sole               7778
Boston Scientific Corp.                             101137107     175      14295     SH        Sole               14295
Community Bank N.A.                                 203607106     2936     116735    SH        Sole               116735
Converge Global                                     21247K104     0        10000     SH        Sole               10000
Exxon Mobil Corp.                                   30231G102     202      2601      SH        Sole               2601
General Electric Co.                                369604103     467      18318     SH        Sole               18318
Johnson & Johnson                                   478160104     222      3200      SH        Sole               3200
Trans1 Inc.                                         89385X105     642      64886     SH        Sole               64886
REPORT SUMMARY                 81   DATA RECORDS               178698          0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.